Document And Entity Information	Apr. 01, 2025
Document Information [Line Items]
Entity, Registrant Name	RCM Technologies, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 01, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-10245
Entity, Tax Identification Number	95-1480559
Entity, Address, Address Line One	2500 McClellan Avenue, Suite 350
Entity, Address, City or Town	Pennsauken
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08109-4613
City Area Code	856
Local Phone Number	356-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.05 per share
Trading Symbol	RCMT
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000700841